Property and Equipment Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment Net
Schedule of property and equipment
	December 31, 2021	December 31, 2020
Office equipment and furniture	$23,835	$23,198
Leasehold improvements	$-	$11,932
Less: accumulated depreciation	$(18,586)	$(20,147)
Plant and equipment, net	$5,249	$14,983